UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): February 12, 2016

Commission File Number of securitizer: n/a

Central Index Key Number of securitizer: 0001652143

SR GAP RPL Owner, LLC

Jack L. Macdowell, Jr. (203) 883-8920

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SR GAP RPL Owner, LLC

Members:
INVESTIN PRO RED HOLDINGS, LLC
OAKTREE-TSE 16 REAL ESTATE DEBT, LLC
By: Oaktree Capital Management, L.P.
Their: Manager

By:	/s/ Justin Guichard
Name:	Justin Guichard
Title:	Managing Director

By:	/s/ Warren Min
Name:	Warren Min
Title:	Vice President

OAKTREE REAL ESTATE DEBT HOLDINGS LTD.
By: Oaktree Capital Management, L.P.
Its: Director

By:	/s/ Justin Guichard
Name:	Justin Guichard
Title:	Managing Director

By:	/s/ Warren Min
Name:	Warren Min
Title:	Vice President

Date: February 12, 2016